Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	Ultimus Managers Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001545440
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Nov. 27, 2019
Document Effective Date	dei_DocumentEffectiveDate	Nov. 28, 2019
Prospectus Date	rr_ProspectusDate	Nov. 28, 2019
ADLER VALUE FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Adler Value Fund (the "Fund") seeks to achieve long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 1, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the must recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Fee Reductions and/or Expenses Reimbursement" will not correlate to the ratios of expenses to the average net assets in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and do not include "Acquired Fund Fees and Expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until December 1, 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing principally in equity securities of U.S. and non-U.S. issuers, including common stocks, depositary receipts evidencing ownership of common stocks issued by a foreign issuer ("ADRs"), preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks (e.g., rights, warrants, and options) of companies the Adviser believes are undervalued by the equity market based on the Adviser's assessment of the company. The Fund may invest in companies of any capitalization size, including large-cap, mid-cap and small-cap companies. The Fund may also invest in listed call options on stocks it holds in its portfolio.

In selecting investments for the Fund, the Adviser uses a focused-value strategy to invest in companies that, in its opinion, appear to be undervalued by the equity market but where, in the opinion of the Adviser, catalysts exist to close these valuation gaps. The Adviser seeks to exploit perceived market misjudgments in pricing by buying equity securities that appear to be undervalued because of a temporary aversion to these out-of-favor issuers. The Adviser maintains a watch list of companies, and reviews each company's financial condition and prospects, including: expected future earnings; cash flow; the ability and willingness to return capital to shareholders; competitive position; quality of the business franchise; and the reputation, experience, and competence of a company's management and board of directors. The Adviser considers these factors both while the company is on the watch list and also at the time of purchase. Not all companies, at the time of purchase, are on the Adviser's watch list, and a company may be added to the Fund's portfolio following a precipitating event. When added to the Fund's portfolio, a company will generally be trading at a significant discount to its 52-week or all-time high at time of purchase. The Adviser's contrarian approach, which includes buying what it believes are fundamentally sound companies that are out-of-favor with the market, is agnostic to industry, sector and market capitalization categorization, and typically involves the securities of fewer than thirty issuers. The Adviser may purchase call options on securities in the Fund's portfolio when the Adviser believes that this will allow it to increase the Fund's position size in that security at a lower cost.

The Adviser will sell a portfolio holding when the Adviser has determined it has realized the catalysts previously identified, or the Adviser has identified a more attractive investment. The Adviser will also sell a portfolio holding that does not meet expectations.

The Fund is a "non-diversified fund," which means that it may invest more of its assets in the securities of a single issuer or a small number of issuers than a diversified fund.

When the Fund receives new investor subscriptions or cash flows, the Fund may hold the assets in cash and cash equivalents until such time as the Adviser can efficiently deploy the cash in accordance with the Fund's stated focused-value investment strategy.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund's investment strategy depends largely upon the Adviser's skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund may not be appropriate for use as a complete investment program. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of an investment in the Fund are generally described below.

Active Management Risk. Due to the active management of the Fund by the Adviser, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and strategies. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser's investment process and there is no guarantee that the Adviser's judgment about the attractiveness, value and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

American Depository Receipt ("ADR") Risk. ADRs are subject to risks similar to those associated with direct investments in foreign securities. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk, currency exchange risk, volatility risk, and liquidity risk. ADRs may be available through "sponsored" or "unsponsored" facilities. Unsponsored ADRs, which are issued by a depositary bank without the participation or consent of the issuer, involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Convertible Securities Risk. Convertible securities are subject to the risks of both debt securities and equity securities. The value of convertible securities tends to decline as interest rates rise and, due to the conversion feature, to vary with fluctuations in the market value of the underlying equity security.

Equity Securities Risk. Equity prices are volatile and the prices of equity securities in which the Fund invests may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses.

•	Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. There may be times when the returns for large capitalization companies generally trail returns of smaller companies or the overall stock market.

•	Small-Cap and Mid-Cap Company Risk. Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. Due to these and other factors, stocks of small- and mid-cap companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

Issuer Risk. Issuer risk is the risk that an issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund's performance.

Focused Portfolio and Non-Diversification Risk. The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. The Fund generally will hold a core portfolio of securities of fewer companies than a more diversified fund, and a change in the value of a single company may have a greater impact on the Fund's net asset value ("NAV") than such a change would have on a more diversified fund. A non-diversified fund's NAV per share and total returns may be more volatile or fall more in times of weaker markets than a conventional diversified fund.

Foreign Securities Risk. Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities may not be subject to uniform audit, financial reporting, or disclosure standards, practices, or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability and nationalization of companies or industries. In addition, the dividend and interest payable on certain of the Fund's foreign securities may be subject to foreign withholding taxes. Foreign securities also involve currency risk, which is the risk that the value of a foreign security will decrease due to changes in the relative value of the U.S. dollar and the security's underlying foreign currency.

Options Risk. Options give the holder of the option the right to buy (or to sell) a position in an underlying asset, at a set price and time. Options trading is a highly specialized activity that involves unique investment techniques and risks. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations. Options are subject to correlation risk because there may be an imperfect correlation between the options and the underlying asset that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Adviser's ability to correctly predict future price fluctuations and the degree of correlation between the options and such assets. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

Preferred Stock Risk. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer's earnings and assets before common stock owners but after bond owners. Preferred stock is subject to interest rate risk, and may have mandatory sinking fund or call provisions, which can have a negative impact on the stock's price when interest rates decline.

Stock Market Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock's value or liquidity, fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. A company's share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other conditions. In a declining stock market, stock prices for all companies (including those in the Fund's portfolio) may decline, regardless of their long-term prospects. During periods of market volatility, stock prices can change drastically, and you could lose money over short or long term periods.

Value Investing Risk. Investments in value stocks present the risk that a stock may decline in value or never reach the value the Adviser believes is its full market value, either because the market fails to recognize what the Adviser considers to be the company's true business value or because the Adviser's assessment of the company's prospects was not correct. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund's value investment style may go out of favor with investors, negatively affecting the Fund's performance.

Warrants and Rights Risk. The Fund may purchase warrants and rights, or it may acquire ownership of such investments by virtue of its ownership of common stocks.

Warrants are essentially options to purchase equity securities at specific prices and are valid for a specific period of time. Rights are similar to warrants but generally have a short duration and are distributed directly by the issuer to its shareholders. The holders of warrants and rights have no voting rights, and receive no dividends, with respect to the equity interests underlying warrants or rights, and will have no rights with respect to the assets of the issuer, until the warrant or right is exercised. Investments in warrants and rights involve certain risks, including the possible lack of a liquid market for resale, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant or right can be prudently exercised (in which event the warrant or right may expire without being exercised, resulting in a loss of the Fund's entire investment therein).

New Fund and Management Risk. The Fund is new and has a limited operating history. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy or growing to an economically viable size. The Adviser has not previously served as an investment adviser to a registered investment company.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. The Fund generally will hold a core portfolio of securities of fewer companies than a more diversified fund, and a change in the value of a single company may have a greater impact on the Fund's net asset value ("NAV") than such a change would have on a more diversified fund. A non-diversified fund's NAV per share and total returns may be more volatile or fall more in times of weaker markets than a conventional diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and therefore does not have a performance history for a full calendar year to report. Once the Fund has returns for a full calendar year, this Prospectus will provide performance information which gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-800-408-4682 or by visiting the Fund's website at www.adlervaluefund.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has returns for a full calendar year, this Prospectus will provide performance information which gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have a performance history for a full calendar year to report.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-408-4682
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.adlervaluefund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
ADLER VALUE FUND | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ADLFX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum Contingent Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none	[1]
Redemption Fee	rr_RedemptionFee	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	10.82%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	12.22%	[1]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(10.56%)	[1],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.66%	[1]
One Year	rr_ExpenseExampleYear01	$ 169
Three Years	rr_ExpenseExampleYear03	2,515
Five Years	rr_ExpenseExampleYear05	4,535
Ten Years	rr_ExpenseExampleYear10	$ 8,439
ADLER VALUE FUND | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ADLVX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	10.82%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	11.97%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(10.56%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.41%
One Year	rr_ExpenseExampleYear01	$ 144
Three Years	rr_ExpenseExampleYear03	2,454
Five Years	rr_ExpenseExampleYear05	4,453
Ten Years	rr_ExpenseExampleYear10	$ 8,352
Kempner Multi-Cap Deep Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Kempner Multi-Cap Deep Value Fund (the "Fund") seeks to generate a total pre-tax return, including capital growth and dividends, that is greater than the rate of inflation over a three-to-five-year period.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Total Annual Fund Operating Expenses" will not correlate to the ratios of expenses to the average net assets in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and do not include "Acquired Fund Fees and Expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the operating expenses of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in common stocks, but may also invest in other types of equity securities, such as real estate investment trusts ("REITs"), American Depositary Receipts ("ADRs"), or other similar publicly traded securities (such as convertible preferred stocks and convertible debentures).

To achieve the Fund's investment objective, Kempner Capital Management, Inc. (the "Adviser") utilizes a deep value style of investing in which it chooses securities that it believes are currently undervalued in the market but have earnings potential or other factors that make them attractive. Value investing generally refers to buying securities an investment adviser determines to be undervalued by the market; the Adviser's deep value style screens for securities that are trading generally at no more than 20% above the security's 52-week lowest price; further, each security pays or has declared dividends or other income at the time of purchase. The securities purchased are frequently deemed out of favor or underappreciated by the market, including institutional and individual investors, as determined by the Adviser, and thus provide the opportunity to purchase at prices significantly below their true value as determined by the Adviser. Next, the Adviser analyzes securities on an individual, bottom-up basis, to determine which securities it believes can deliver capital appreciation and steady dividend earnings over the long-term. The Fund may invest in companies of all capitalizations.

The Adviser generally selects securities for the Fund's portfolio based on individual stocks rather than on industries or industry groups. The Adviser screens a universe of stocks that meet the Adviser's criteria for initial review to find companies which meet most of its investing criteria for price-earnings ratio (15X), projected 12-month earnings, price/cash flow multiple, price/book multiple, price generally less than or equal to 20% above the 52-week low, and debt quality of at least investment grade. A dividend yield is required. The Adviser considers it unrealistic for it to be able to purchase a stock at its bottom; therefore, the Adviser establishes portfolio positions in a security by gradually purchasing the security at progressively lower prices, which results in a lower average price for the total position. The Adviser also considers it unrealistic for it to be able to sell a stock at its highest price level, and as a result, the Adviser seeks to lock in reasonable returns when they are offered and generally sells gradually as an issue rises.

When the Adviser believes that market conditions are unfavorable for profitable investing, or is otherwise unable to locate attractive investment opportunities, it may increase the Fund's investments in cash or money market instruments to protect the Fund's assets and maintain liquidity. When the Fund's investments in cash or money market instruments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in equity securities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund's investment strategy depends largely upon the Adviser's skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term (three to five years). The Fund is not intended to be a complete investment program. The principal risks of an investment in the Fund are generally described below.

ADRs Risk. ADRs are subject to risks similar to those associated with direct investments in foreign securities. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk, currency exchange risk, volatility risk, and liquidity risk.

Equity Risk. Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility of equity securities, which is a principal risk of investing in the Fund.

Investment Style Risk. The Fund pursues a "value style" of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues, or cash flow. If the Adviser's assessment of market conditions or a company's value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

Management Style Risk. The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

REIT Risk. REITs are pooled investment vehicles that own, and usually operate, real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as: declines in property values; increases in property taxes or operating expenses; rising interest rates; competition overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses.

Small- and Mid-Capitalization Company Risk. The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter ("OTC") or listed on an exchange.

Sector Risk. The Fund may, at times, be more heavily invested in certain sectors. When the Fund emphasizes investment in one or more sectors, the value of its net assets will be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than would be the case for mutual funds that do not emphasize investment in particular sectors. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund's net asset value ("NAV") per share.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year, five year and 10 year periods compare with those of a broad-based securities market index. The performance shown in the bar chart and the performance table for periods prior to April 28, 2017 represents the performance of the Fund's predecessor, Frost Kempner Multi-Cap Deep Value Fund, a series of the Advisors' Inner Circle Fund II (the "Predecessor Fund"), which reorganized into the Fund on that date. Prior to April 28, 2017, the Adviser served as the sub-adviser to the Predecessor Fund. How the Fund and Predecessor Fund have performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-800-665-9778.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year, five year and 10 year periods compare with those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-665-9778
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund and Predecessor Fund have performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future
Bar Chart [Heading]	rr_BarChartHeading	Institutional Class Shares – Annual Total Return Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date return through September 30, 2019 was 14.74%. Quarterly Returns During This Period
Institutional Class
Highest Quarter	Lowest Quarter
18.66%	(15.64%)
09/30/2009	09/30/2011

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2018)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (“IRA”). After-tax returns are shown for the Institutional Class Shares only and after-tax returns for the Investor Class Shares will vary.

Kempner Multi-Cap Deep Value Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FIKDX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.59%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%	[4]
One Year	rr_ExpenseExampleYear01	$ 124
Three Years	rr_ExpenseExampleYear03	387
Five Years	rr_ExpenseExampleYear05	670
Ten Years	rr_ExpenseExampleYear10	$ 1,477
1 Year	rr_AverageAnnualReturnYear01	(8.35%)
5 Years	rr_AverageAnnualReturnYear05	2.12%
10 Years	rr_AverageAnnualReturnYear10	7.99%
Kempner Multi-Cap Deep Value Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FAKDX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.59%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%	[4]
One Year	rr_ExpenseExampleYear01	$ 99
Three Years	rr_ExpenseExampleYear03	309
Five Years	rr_ExpenseExampleYear05	536
Ten Years	rr_ExpenseExampleYear10	$ 1,190
Annual Return 2009	rr_AnnualReturn2009	23.57%
Annual Return 2010	rr_AnnualReturn2010	14.51%
Annual Return 2011	rr_AnnualReturn2011	(0.99%)
Annual Return 2012	rr_AnnualReturn2012	7.81%
Annual Return 2013	rr_AnnualReturn2013	30.30%
Annual Return 2014	rr_AnnualReturn2014	4.81%
Annual Return 2015	rr_AnnualReturn2015	(10.00%)
Annual Return 2016	rr_AnnualReturn2016	15.27%
Annual Return 2017	rr_AnnualReturn2017	12.42%
Annual Return 2018	rr_AnnualReturn2018	(8.21%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.64%)
1 Year	rr_AverageAnnualReturnYear01	(8.21%)
5 Years	rr_AverageAnnualReturnYear05	2.33%
10 Years	rr_AverageAnnualReturnYear10	8.24%
Kempner Multi-Cap Deep Value Fund | After Taxes on Distributions | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(8.86%)
5 Years	rr_AverageAnnualReturnYear05	0.76%
10 Years	rr_AverageAnnualReturnYear10	7.15%
Kempner Multi-Cap Deep Value Fund | After Taxes on Distributions and Sales | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.35%)
5 Years	rr_AverageAnnualReturnYear05	1.60%
10 Years	rr_AverageAnnualReturnYear10	6.61%
Kempner Multi-Cap Deep Value Fund | S&P 500 Value Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(8.95%)
5 Years	rr_AverageAnnualReturnYear05	6.06%
10 Years	rr_AverageAnnualReturnYear10	11.21%
Kempner Multi-Cap Deep Value Fund | Lipper Multi-Cap Value Classification Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(12.66%)
5 Years	rr_AverageAnnualReturnYear05	3.99%
10 Years	rr_AverageAnnualReturnYear10	5.45%	[5]

[1]	As of the date of this Prospectus, the Investor Class shares are not being offered.
[2]	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Fee Reductions and/or Expenses Reimbursement" will not correlate to the ratios of expenses to the average net assets in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and do not include "Acquired Fund Fees and Expenses."
[3]	Adler Asset Management, LLC (the "Adviser") has contractually agreed, until December 1, 2021, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses of each class of shares of the Fund (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, acquired fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund's business) to an amount not exceeding 1.25% of the average daily net assets of the Institutional Class shares, and 1.50% of the average daily net assets of the Investor Class shares. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 3 years after the date that such fees and expenses were waived or reimbursed, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to December 1, 2021, this agreement may not be modified or terminated without the approval of the Fund's Board of Trustees (the "Board"). This agreement will terminate automatically if the Fund's investment advisory agreement with the Adviser is terminated.
[4]	"Total Annual Fund Operating Expenses" will not correlate to the ratios of expenses to the average net assets in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and do not include "Acquired Fund Fees and Expenses."
[5]	The returns of the Lipper Multi-Cap Value Classification are presented in order to compare the performance of the Fund with the returns of an index of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period.